UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary stock, par value	[1]	$ 0.025	$ 0.025
Ordinary stock, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary stock, shares issued	[1]	5,100,164	3,818,663
Ordinary stock, shares outstanding	[1]	5,100,164	3,818,663

[1]	retroactively restated to reflect 1-for-5 share consolidation effective on September 9, 2022 and 1-for-5 share consolidation effective on May 15, 2023.